EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended				24 Months Ended
	May 03, 2023 USD ($)	Oct. 31, 2025 CAD ($) shares	Oct. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares
Net proceeds from the issue of shares | $				$ 258,597		$ 37,340
At-the-market equity offering program [Member]
Maximum offering price under ATM program | $	$ 50,000
Number of shares issued under the ATM program | shares				10,566,354	10,566,354	12,060,966	12,060,966	22,627,320	22,627,320
Shares issued price per shares | $ / shares									$ 2.21
Net proceeds from the issue of shares				$ 30,994	$ 21,519	$ 38,887	$ 28,457	$ 69,881	$ 49,976
Ordinary shares [Member]
Common shares issued | shares		42,665,000	42,665,000
Shares issued price per shares | $ / shares			$ 4.05
Net proceeds from the issue of shares		$ 228,967	$ 163,588